Contract liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Contract liabilities
Opening balance	$ 827,642	$ 1,815,731
Payments received in advance	425,578	924,913
Payments reimbursed	(9,220)
Transferred to revenues	(144,661)	(997,224)
Deconsolidation on sale of subsidiary		(928,833)
Currency translation	90	13,055
Closing balance	$ 1,099,429	$ 827,642